Share-based payments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Billions			6 Months Ended
	Jun. 27, 2023	Apr. 03, 2023	Jun. 30, 2023
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization			$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization			2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization			$ 3.0
Additional Grants Under 2020 Plan [Member] | Granted On June 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement fair value per share	$ 6.97	$ 6.97
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment equity instruments other than shares vesting period			one year
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted			$ 10
Share based compensation by share based payment arrangement term of stock options			ten-year
Date of vesting of stock options			Jul. 31, 2021